Loss Per Share - Schedule of Potentially Dilutive Securities Excluded From The Computation Of Diluted Net Loss Per Share (Detail)	9 Months Ended
Sep. 30, 2021 shares
Definitive OpCo Units [Member]
Antidilutive securities excluded from computation of earnings per share, amount	57,192,893